Filed Pursuant to Rule 497(a)

File No. 333-275154

Filed Pursuant to Section 24(b)

File No. 811-23913

Rule 482 ad

FIGURE

$YLDS is the first SEC-registered, yield-bearing stablecoin

A stablecoin that moves — and earns

Stablecoin Utility

- Same-day fiat redemption*
- Always-on movement
- Usable for payments
- Freely transferable

Regulated Reserve Asset

- SEC-registered digital asset security
- SOFR — 35bps yield
- 1:1 reserves backed by treasury repos

The Hybrid Model: Principal Protection x Yield

Combining the liquidity of a stablecoin with the earning power similar to a money market fund. A new category of digital dollars built for institutional finance.

**within banking hours,*

Why $YLDS is different

SEC-Regulated Structure

Institutional Grade Yield

Control & Security

Custody: Fireblocks | copper.co | BitGo | FIGURE | Markets

Treasury-ready by design

Instead of idle stablecoin balances, institutions can hold a regulated, yield-bearing digital dollar.

- Cash management
- Payroll
- Currency to Treasury Management Products
- Spending

The superior alternative to traditional stablecoins that earns while it moves